PARTICIPANT INVESTMENT OPTIONS (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	$ 4,585,060,240	$ 4,157,036,836
BlackRock Large Cap Blend Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	931,943,059	891,265,424
BlackRock Mid Cap Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	154,891,307	162,418,850
BlackRock Small Cap Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value		143,956,335
BlackRock International Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	103,899,400	79,648,194
BlackRock U.S. Debt Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value		49,217,923
BlackRock TIPS Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	18,355,108	15,186,747
BlackRock Emerging Markets Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value		24,974,974
MassMutual Stable Value Separate Account Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value		454,069,974
Fresenius Stable Value Fund
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	426,380,144
Target Retirement Income Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	29,958,750	138,537,167
Target Retirement 2020 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	61,034,067
Target Retirement 2025 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	246,591,789	254,631,759
Target Retirement 2030 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	436,835,499	381,440,477
Target Retirement 2035 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	514,886,021	429,670,822
Target Retirement 2040 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	414,902,023	338,769,467
Target Retirement 2045 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	322,523,259	255,958,769
Target Retirement 2050 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	397,854,838	321,824,757
Target Retirement 2055 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	65,457,535	37,802,277
Target Retirement 2060 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	41,942,301	23,901,505
Target Retirement 2065 Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	20,876,737	11,879,203
GQG Partners Emerging Markets Equity CIT Class D
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	$ 26,148,848
Minimum investment in net assets	80.00%
BrandywineGLOBAL High Yield Fund
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	$ 4,124,663
Schroder International Alpha Trust
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	3,282,268
FullerThaler Behavioral Small Cap Equity Fund Class R6
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	138,704,481
Cohen & Steers U.S. Realty Fund
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	514,697
Pioneer Bond Fund Trust Class MSG
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	56,789,004
JPMorgan Large Cap Growth Fund Class R6
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	22,520,868
Columbia Dividend Income Institutional
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	3,839,268
Vanguard Long Term Bond Index Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value		30,397,222
Fresenius Company Stock Fund Option
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	15,075,549	15,861,109
Self-Directed Brokerage Accounts
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	107,822,211	78,318,569
Interest-Bearing Cash
PARTICIPANT INVESTMENT OPTIONS
Fair or contract value	$ 17,906,546	$ 17,305,312